Exhibit 99.1

Hyundai Auto Receivables Trust 2018-A
Monthly Servicing Report

Collection Period	May 2018
Distribution Date	06/15/18
Transaction Month	2
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 16, 2018
Closing Date:	April 18, 2018

		Dollars	Units	WAC	WARM
Original Pool Balance:		$980,222,708.55	55,346	3.59%	54.76
Original Adj. Pool Balance:		$924,082,694.76

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$202,000,000.00	20.608%	2.23000%		April 15, 2019
Class A-2-A Notes	Fixed	$200,000,000.00	20.404%	2.55000%		April 15, 2021
Class A-2-B Notes	Floating	$150,000,000.00	15.303%	LIBOR + 0.12%		April 15, 2021
Class A-3 Notes	Fixed	$230,000,000.00	23.464%	2.79000%		July 15, 2022
Class A-4 Notes	Fixed	$74,600,000.00	7.611%	2.94000%		June 17, 2024
Class B Notes	Fixed	$16,600,000.00	1.693%	3.14000%		June 17, 2024
Class C Notes	Fixed	$27,750,000.00	2.831%	3.29000%		December 16, 2024
Total Securities		$900,950,000.00	91.913%

Overcollateralization		$23,132,694.76	2.360%
YSOA		$56,140,013.79	5.727%
Total Original Pool Balance		$980,222,708.55	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$153,055,959.78	0.7577028	$122,777,288.93	0.6078084	$30,278,670.85
Class A-2-A Notes	$200,000,000.00	1.0000000	$200,000,000.00	1.0000000	$-
Class A-2-B Notes	$150,000,000.00	1.0000000	$150,000,000.00	1.0000000	$-
Class A-3 Notes	$230,000,000.00	1.0000000	$230,000,000.00	1.0000000	$-
Class A-4 Notes	$74,600,000.00	1.0000000	$74,600,000.00	1.0000000	$-
Class B Notes	$16,600,000.00	1.0000000	$16,600,000.00	1.0000000	$-
Class C Notes	$27,750,000.00	1.0000000	$27,750,000.00	1.0000000	$-
Total Securities	$852,005,959.78	0.9456751	$821,727,288.93	0.9120676	$30,278,670.85

Weighted Avg. Coupon (WAC)	3.56%		3.55%
Weighted Avg. Remaining Maturity (WARM)	53.46		52.53
Pool Receivables Balance	$932,326,073.09		$901,894,923.99
Remaining Number of Receivables	54,023		53,228

Adjusted Pool Balance	$879,043,921.37		$850,551,010.14

III. COLLECTIONS

Principal:
Principal Collections	$30,045,836.23
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$111,239.41
Total Principal Collections	$30,157,075.64

Interest:
Interest Collections	$2,714,929.66
Late Fees & Other Charges	$43,697.38
Interest on Repurchase Principal	$-
Total Interest Collections	$2,758,627.04

Collection Account Interest	$48,893.36
Reserve Account Interest	$2,885.20
Servicer Advances	$-

Total Collections	$32,967,481.24

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Hyundai Auto Receivables Trust 2018-A
Monthly Servicing Report

Collection Period	May 2018
Distribution Date	06/15/18
Transaction Month	2
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$32,967,481.24
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$32,967,481.24

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$776,938.39	$-	$776,938.39	776,938.39
	Collection Account Interest					$48,893.36
	Late Fees & Other Charges					$43,697.38
Total due to Servicer						$869,529.13

2.	Class A Noteholders Interest:
	Class A-1 Notes		$293,909.96		$293,909.96
	Class A-2-A Notes		$425,000.00		$425,000.00
	Class A-2-B Notes		$263,333.38		$263,333.38
	Class A-3 Notes		$534,750.00		$534,750.00
	Class A-4 Notes		$182,770.00		$182,770.00

	Total Class A interest:		$1,699,763.34		$1,699,763.34	1,699,763.34

3.	First Priority Principal Distribution:		$0.00		$0.00	0.00

4.	Class B Noteholders Interest:		$43,436.67		$43,436.67	43,436.67

5.	Second Priority Principal Distribution:		$0.00		$-	0.00

6.	Class C Noteholders Interest:		$76,081.25		$76,081.25	76,081.25

	Available Funds Remaining:					$30,278,670.85

7.	Regular Principal Distribution Amount:					30,278,670.85

			Distributable Amount		Paid Amount
	Class A-1 Notes				$30,278,670.85
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$32,873,761.26		$30,278,670.85
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$32,873,761.26		$30,278,670.85

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$53,282,151.72
Beginning Period Amount	$53,282,151.72
Current Period Amortization	$1,938,237.88
Ending Period Required Amount	$51,343,913.85
Ending Period Amount	$51,343,913.85
Next Distribution Date Required Amount	$49,440,363.03

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Hyundai Auto Receivables Trust 2018-A
Monthly Servicing Report

Collection Period	May 2018
Distribution Date	06/15/18
Transaction Month	2
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,310,206.74
Beginning Period Amount	$2,310,206.74
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,310,206.74
Ending Period Amount	$2,310,206.74

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$27,037,961.59	$28,823,721.21	$31,418,811.62
Overcollateralization as a % of Original Adjusted Pool	2.93%	3.12%	3.40%
Overcollateralization as a % of Current Adjusted Pool	3.08%	3.39%	3.69%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.25%	52,828	99.17%	$894,379,671.23
30 - 60 Days	0.62%	332	0.69%	$6,218,259.08
61 - 90 Days	0.11%	60	0.13%	$1,145,183.66
91-120 Days	0.02%	8	0.02%	$151,810.02
121 + Days	0.00%	0	0.00%	$-
Total		53,228		$901,894,923.99

Delinquent Receivables 30+ Days Past Due
Current Period	0.75%	400	0.83%	$7,515,252.76
1st Preceding Collection Period	0.57%	310	0.63%	$5,831,720.18
2nd Preceding Collection Period
3rd Preceding Collection Period
Four-Month Average	0.66%		0.73%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.14%
Delinquency Percentage exceeds Delinquency Trigger of 9.6% (Y/N)			No

Repossession in Current Period		15		$392,057.53
Repossession Inventory		19		$392,057.53

Current Charge-Offs
Gross Principal of Charge-Offs				$385,312.87
Recoveries				$(111,239.41)
Net Loss				$274,073.46

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.35%

Average Pool Balance for Current Period				$917,110,498.54

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.36%
1st Preceding Collection Period				0.12%
2nd Preceding Collection Period
3rd Preceding Collection Period
Four-Month Average				0.24%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		51	74	$501,469.56
Recoveries		25	32	$(134,707.52)
Net Loss				$366,762.04
Cumulative Net Loss as a % of Initial Pool Balance				0.04%

Net Loss for Receivables that have experienced a Net Loss *		36	59	$366,933.70
Average Net Loss for Receivables that have experienced a Net Loss				$6,219.22

Principal Balance of Extensions				$1,944,973.13
Number of Extensions				101

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

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